Accounts Payable And Accrued Liabilities	12 Months Ended
Dec. 31, 2012
Accounts Payable And Accrued Liabilities [Abstract]
Accounts Payable And Accrued Liabilities

12.            Accounts Payable and Accrued Liabilities

As at December 31	2012	2011

Trade Payables	$417	$579
Capital Accruals	415	532
Royalty and Production Accruals	497	580
Other Accruals	497	499
Interest Payable	117	124
Outstanding Disbursements	27	68
Asset Retirement Obligation (See Note 15)	33	46
	$2,003	$2,428

Payables and accruals are non-interest bearing.  Interest payable represents amounts accrued related to Encana’s unsecured notes as disclosed in Note 13.  Outstanding disbursements represent outstanding wire payments and cheques issued, which have not been presented to the Company’s banks for collection.